SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is June 15, 2022.

For Certain MFS® Funds

 Effective June 9, 2022, Class 529A, Class 529B, and Class 529C shares of the fund were terminated. Effective immediately, all references to Class 529A, Class 529B, and Class 529C shares are hereby deleted. In addition, effective immediately, the section entitled "Program Manager" under the main heading entitled "Management of the Fund" is hereby deleted.

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